Post-Employment and Other Non-current Employee Benefits - Summary of Remeasurements of Net Defined Benefit Liability Recognized in Other Comprehensive Income (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Net defined benefit liability (asset) at beginning of period	$ 912	$ 1,240	$ 1,173
Recognized during the year (obligation liability and plan assets)	101	124	680
Actuarial (gains) losses arising from changes in financial assumptions	(148)	(375)	(550)
Actuarial gains arising from changes in demographic assumptions	(5)	1	0
Foreign exchange rate valuation (gain) loss	(101)	(78)	9
Adjustment from employees transferred	0	0	(72)
Effect on settlement	12	0	0
Net defined benefit liability (asset) at end of period	$ 747	$ 912	$ 1,240